SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 97.2%
Other Asset-Backed Securities — 97.2%

Apex Credit CLO, Ser 2024-1A, Cl CRR
7.973%, TSFR3M + 2.650%, 04/20/2035(A)(B)	$1,000	$1,000
Apidos CLO XXXVIII, Ser 2021-38A, Cl E2
13.336%, TSFR3M + 8.012%, 01/21/2034(A)(B)	1,100	1,108
Ares XXXIX CLO, Ser 2021-39A, Cl A1R2
6.639%, TSFR3M + 1.312%, 04/18/2031(A)(B)	500	501
Atlas Senior Loan Fund XIII, Ser 2021-13A, Cl CR
8.236%, TSFR3M + 2.912%, 04/22/2031(A)(B)	1,000	1,002
Atlas Senior Loan Fund XXIII, Ser 2024-23A, Cl C
0.000%, 07/20/2037(A)(B)(C)	1,000	1,000
Benefit Street Partners CLO XV, Ser 2018-15A, Cl D
11.389%, TSFR3M + 6.062%, 07/18/2031(A)(B)	500	500
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
0.000%, 07/18/2031(A)(B)(C)	2,000	740
BlueMountain CLO XXXV, Ser 2022-35A, Cl A
6.875%, TSFR3M + 1.550%, 07/22/2035(A)(B)	1,000	1,003
Dryden 54 Senior Loan Fund, Ser 2017-54A, Cl C
7.738%, TSFR3M + 2.412%, 10/19/2029(A)(B)	1,500	1,499
Galaxy XV CLO, Ser 2017-15A, Cl DR
8.590%, TSFR3M + 3.262%, 10/15/2030(A)(B)	1,040	1,039
Marathon CLO XIII, Ser 2024-1A, Cl BLR
7.984%, TSFR3M + 2.650%, 04/15/2032(A)(B)	1,000	1,000
Marble Point CLO XVIII, Ser 2021-2A, Cl A1R
6.800%, TSFR3M + 1.472%, 10/15/2034(A)(B)	1,000	1,001
MidOcean Credit CLO III, Ser 2018-3A, Cl BR
7.386%, TSFR3M + 2.062%, 04/21/2031(A)(B)	1,250	1,250
Mountain View Clo XV, Ser 2024-2A, Cl CR
8.232%, TSFR3M + 2.900%, 07/15/2037(A)(B)	1,250	1,250
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl B1N
7.836%, TSFR3M + 2.512%, 04/20/2030(A)(B)	2,000	1,988
NGC, Ser 2024-1A, Cl D1
0.000%, 07/20/2037(A)(B)(C)	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.340%, TSFR3M + 4.012%, 10/15/2034(A)(B)	$1,250	$1,245
Ocean Trails Clo X, Ser 2021-10A, Cl DR
9.310%, TSFR3M + 3.982%, 10/15/2034(A)(B)	1,500	1,485
Owl Rock Technology Financing, Ser 2023-1A, Cl A1R
8.379%, TSFR3M + 3.050%, 10/15/2035(A)(B)	1,250	1,270
TCW CLO, Ser 2022-2A, Cl A1R
6.605%, TSFR3M + 1.280%, 10/20/2032(A)(B)	2,100	2,104
THL Credit Lake Shore MM CLO I, Ser 2021-1A, Cl A1R
7.290%, TSFR3M + 1.962%, 04/15/2033(A)(B)	1,250	1,255
THL Credit Wind River CLO, Ser 2018-1A, Cl C1
7.736%, TSFR3M + 2.412%, 10/20/2030(A)(B)	750	749
Venture XXX CLO, Ser 2017-30A, Cl C
7.540%, TSFR3M + 2.212%, 01/15/2031(A)(B)	1,000	997
Voya CLO, Ser 2019-2A, Cl DR
12.698%, TSFR3M + 7.372%, 07/19/2028(A)(B)	250	248
Wind River CLO, Ser 2021-3A, Cl D
8.936%, TSFR3M + 3.612%, 07/20/2033(A)(B)	1,000	986
Zais CLO, Ser 2018-1A, Cl D
8.240%, TSFR3M + 2.912%, 04/15/2029(A)(B)	1,000	998

Total Asset-Backed Securities
(Cost $27,197) ($ Thousands)		27,718

Total Investments in Securities — 97.2%
(Cost $27,197) ($ Thousands)		$27,718

SEI Alternative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

SEI Alternative Income Fund (Concluded)

Percentages are based on Net Assets of $28,510 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $27,718 ($ Thousands), representing 97.2% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — Term Secured Overnight Financing Rate 3 Months

2

SEI Alternative Income Fund